Fidelity (logo) Investments®|	245 Summer Street Boston MA 02210 617 563 7000

|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	June 4, 2014

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Variable Insurance Products Fund V (the trust):

Freedom 2005 Portfolio
Freedom 2010 Portfolio
Freedom 2015 Portfolio
Freedom 2020 Portfolio
Freedom 2025 Portfolio
Freedom 2030 Portfolio
Freedom 2035 Portfolio
Freedom 2040 Portfolio
Freedom 2045 Portfolio
Freedom 2050 Portfolio
Freedom Income Portfolio
Investor Freedom 2005 Portfolio
Investor Freedom 2010 Portfolio
Investor Freedom 2015 Portfolio
Investor Freedom 2020 Portfolio
Investor Freedom 2025 Portfolio
Investor Freedom 2030 Portfolio
Investor Freedom Income Portfolio (the funds)

File Nos. 033-17704 and 811-05361

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933 (33 Act), as amended, are exhibits containing interactive data format risk/return summary information for supplements to the registration statement for the funds listed above. The purpose of this filing is to submit the 497 filing in XBRL for the funds.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/Jamie Plourde
Jamie Plourde
Legal Product Group